CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax Effect	$ 227	$ 6	$ 10
Foreign currency reclassification adjustment, tax effect	0	0	0
Other Comprehensive Income Net Losses and Prior Service Costs, Tax Effect	(81)	144	148
Other Comprehensive Income Amortization of Net Losses Prior Service Costs and Net Transition Costs, Tax Effect	(49)	(37)	(23)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	34	3	(2)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Earnings (Losses) Tax Effect	$ (30)	$ (14)	$ (1)